Due to Trust Account, Short-term Borrowings and Long-term Debt [Text Block]	12 Months Ended
Mar. 31, 2021
Debt Disclosure [Abstract]
Due to Trust Account, Short-term Borrowings and Long-term Debt [Text Block]

12.	DUE TO TRUST ACCOUNT, SHORT-TERM BORROWINGS AND LONG-TERM DEBT
Mitsubishi UFJ Trust and Banking holds assets on behalf of its customers in an agent, fiduciary or trust capacity. Such trust account assets are not the MUFG Group’s proprietary assets and are managed and accounted for separately.
However, excess cash funds of individual trust accounts are often placed with Mitsubishi UFJ Trust and Banking which manages the funds together with its own funds in its proprietary account. Due to trust account reflects a temporary placement of the excess funds from individual trust accounts and, in view of the MUFG Group’s funding, due to trust account is similar to short-term funding, including demand deposits and other overnight funds purchased. The balance changes in response to the day-to-day
changes in the excess funds placed by the trust accounts. A summary of due to trust account transactions at March 31, 2020 and 2021 is as follows:

	2020	2021
	(in millions, except percentages)
Amount outstanding at end of fiscal year	¥3,377,747	¥3,891,831
Weighted average interest rate on outstanding balance at end of fiscal year	0.00%	0.00%

At March 31, 2020 and 2021, the MUFG Group had unused lines of credit for financing amounting to ¥7,519,582 million and ¥4,408,245 million, respectively. The amounts principally consist of pooled collateral which are used to cover shortages in the Bank of Japan account and to meet liquidity needs. The MUFG Group may borrow from the Bank of Japan on demand up to the total amount of collateral eligible for credit extension
.
Other short-term borrowings at March 31, 2020 and 2021 were comprised of the following:

	2020	2021
	(in millions, except percentages)
Domestic offices:
Commercial paper	¥1,160,758	¥1,207,610
Borrowings from the Bank of Japan	9,800,800	9,238,209
Borrowings from other financial institutions	191,453	141,060
Other	170,044	126,060

Total domestic offices	11,323,055	10,712,939

Foreign offices:
Commercial paper	3,836,459	3,281,866
Borrowings from other financial institutions	631,502	113,874
Short-term debentures	24,009	7,775
Other	241,168	71,306

Total foreign offices	4,733,138	3,474,821

Total	16,056,193	14,187,760
Less unamortized discount	711	37

Other short-term borrowings—net	¥16,055,482	¥14,187,723

Weighted average interest rate on outstanding balance at end of fiscal year	0.67%	0.06%

Long-term debt (with original maturities of more than one year) at March 31, 2020 and 2021 was comprised of the following:

	2020	2021
	(in millions)
MUFG:
Obligations under finance leases	¥6,552	¥4,989
Unsubordinated debt (1) :
Fixed rate bonds, payable in US dollars, due 2021-2039, principally 0.85%-4.29%	3,864,822	4,224,401
Fixed rate bonds, payable in Euro, due 2023-2033, principally 0.34%-1.75%	408,825	482,856
Fixed rate bonds, payable in other currencies, due 2024-2029, principally 2.08%-4.05% (2)	28,382	34,262
Floating rate bonds, payable in US dollars, due 2021-2023, principally 0.87%-1.24%	734,254	669,464
Floating rate bonds, payable in Euro, due 2023, principally 0.01%	41,843	45,430
Floating rate bonds, payable in other currencies, due 2024, principally 1.26% (2)	26,436	33,744

Total	5,104,562	5,490,157

Subordinated debt (1) :
Fixed rate bonds, payable in Japanese yen, due 2024-2031, principally 0.37%-1.39%	685,663	776,886
Adjustable rate bonds, payable in Japanese yen, due 2026-2031, principally 0.29%-0.58%	1,043,336	1,072,209
Adjustable rate bonds, payable in Japanese yen, no stated maturity, principally 0.82%-2.50%	1,756,087	1,704,816
Adjustable rate borrowings, payable in Japanese yen, due 2028-2029, principally 0.30%-0.46%	47,500	31,500
Adjustable rate borrowings, payable in Japanese yen, no stated maturity, principally 0.85%-1.17%	66,649	87,085
Floating rate bonds, payable in Japanese yen, no stated maturity, principally 3.02%	3,500	—
Floating rate borrowings, payable in Japanese yen, due 2025-2028, principally 0.57%-0.79%	86,000	86,000

Total	3,688,735	3,758,496

Total	8,799,849	9,253,642

MUFG Bank:
Obligations under finance leases	¥5,636	¥4,628
Unsubordinated debt (1) :
Fixed rate bonds, payable in Japanese yen, due 2021-2027, principally 0.36%-2.34%	141,700	123,300
Fixed rate bonds, payable in US dollars, due 2021-2050, principally 0.00%-4.70%	1,104,504	1,041,115
Fixed rate bonds, payable in Euro, due 2022-2033, principally 0.88%-1.81%	108,252	109,619
Fixed rate bonds, payable in other currencies, due 2047, principally 0.00% (2)	17,620	3,100
Fixed rate borrowings, payable in Japanese yen, due 2021-2028, principally 0.00%-0.25%	10,440,217	18,689,074
Fixed rate borrowings, payable in US dollars, due 2030, principally 2.93%	8,367	7,833
Floating rate borrowings, payable in US dollars, due 2021-2031, principally 0.20%-4.11%	897,170	721,941
Floating rate borrowings, payable in Euro, due 2021-2036, principally 0.00%-0.40%	102,123	111,611

Total	12,819,953	20,807,593

Subordinated debt (1) :
Fixed rate bonds, payable in Japanese yen, due 2021-2031, principally 1.39%-2.91%	490,590	350,900
Fixed rate borrowings, payable in Japanese yen, due 2022-2035, principally 0.31%-2.24%	73,400	73,400
Adjustable rate borrowings, payable in Japanese yen, due 2028, principally 0.98%	12,000	10,000
Adjustable rate borrowings, payable in Japanese yen, no stated maturity, principally 2.67%-3.52%	13,500	—
Floating rate borrowings, payable in Japanese yen, due 2027, principally 0.12%	15,000	15,000

Total	604,490	449,300

Obligations under loan securitization transaction accounted for as secured borrowings due 2021-2080, principally 0.11%-8.00%	791,139	618,072

Total	14,221,218	21,879,593

	2020	2021
	(in millions)
Other subsidiaries:
Obligations under finance leases	¥12,998	¥10,520
Unsubordinated debt (1) :
Fixed rate borrowings, bonds and notes, payable in Japanese yen, due 2021-2051, principally 0.00%-56.00%	940,691	878,276
Fixed rate borrowings, bonds and notes, payable in US dollars, due 2021-2036, principally 0.00%-57.00%	1,106,465	885,950
Fixed rate borrowings, bonds and notes, payable in Euro, due 2021-2030, principally 0.00%-0.26%	2,965	2,719
Fixed rate borrowings, bonds and notes, payable in Thai baht, due 2021-2027, principally 0.00%-7.15%	387,799	349,666
Fixed rate borrowings, bonds and notes, payable in other currencies, due 2021-2037, principally 0.00%-10.25% (2)	360,558	320,663
Floating/Adjustable rate borrowings, bonds and notes, payable in Japanese yen, due 2021-2051, principally 0.00%-65.00%	1,259,427	1,007,882
Floating rate borrowings, bonds and notes, payable in US dollars, due 2021-2030, principally 0.00%-60.00%	378,217	174,997
Floating rate borrowings, bonds and notes, payable in Euro, due 2021-2023, principally 0.00%-4.00%	835	1,092
Floating/Adjustable rate borrowings, bonds and notes, payable in other currencies, due 2020-2024, principally 0.00%-7.30% (2)	6,804	—

Total	4,443,761	3,621,245

Subordinated debt (1) :
Fixed rate borrowings, bonds and notes, payable in Japanese yen, due 2021-2030, principally 1.36%-2.61%	223,095	184,894
Fixed rate borrowings, bonds and notes, payable in US dollars, due 2022-2030, principally 7.50%-9.90%	737	1,212
Fixed rate borrowings, bonds and notes, payable in Thai baht, due 2027-2029, principally 3.40%-3.90%	220,756	209,189
Fixed rate borrowings, bonds and notes, payable in other currencies, due 2021, principally 0.00% (2)	7,179	6,915
Floating rate borrowings, bonds and notes, payable in Japanese yen, due 2021, principally 0.73%	2,000	—
Floating rate borrowings, bonds and notes, payable in US dollars, due 2036, principally 1.95%	4,575	3,820

Total	458,342	406,030

Obligations under loan securitization transaction accounted for as secured borrowings due 2021-2022, principally 1.84%-2.25%	6,453	11

Total	4,921,554	4,037,806

Total	27,942,621	35,171,041

Debt issuance cost	¥(15,858)	¥(13,390)

Total	¥27,926,763	¥35,157,651

Notes:
(1)	Adjustable rate debts are debts where interest rates are reset in accordance with the terms of the debt agreements, and floating rate debts are debts where interest rates are repriced in accordance with movements of markets indices.
(2)	Minor currencies, such as Australian dollar, British pound, Indonesian rupiah, Brazilian real, Russian ruble etc., excluding Japanese yen, US dollars, Euro and Thai baht have been summarized into the “Other currencies” classification.

The MUFG Group uses derivative financial instruments to manage its interest rate and currency exposures for certain debts. The derivative financial instruments include swaps, forwards, options and other types of derivatives. As a result of these derivative instruments, the effective rates reflected in the table above may differ from the coupon rates. The interest rates for the adjustable and floating rate debt shown in the above table are those in effect at March 31, 2020 and 2021.
Certain debt agreements permit the MUFG Group to redeem the related debt, in whole or in part, prior to maturity at the option of the issuer on terms specified in the respective agreements.
The following is a summary of maturities of long-term debt subsequent to March 31, 2021:

	MUFG	BK	Other subsidiaries	Total
	(in millions)
Fiscal year ending March 31:
2022	¥792,201	¥2,014,430	¥1,065,677	¥3,872,308
2023	896,760	644,383	1,025,627	2,566,770
2024	752,246	1,073,761	558,907	2,384,914
2025	979,603	16,530,494	272,391	17,782,488
2026	513,597	181,556	195,186	890,339
2027 and thereafter	5,319,235	1,434,969	920,018	7,674,222

Total	¥9,253,642	¥21,879,593	¥4,037,806	¥35,171,041

New Issuances of Bonds for Basel III
For the fiscal year ended March 31, 2021, the MUFG Group issued to institutional investors in Japan ¥60,000 million aggregate principal amount of unsecured perpetual subordinated Additional Tier 1 notes. These notes are subject to the MUFG Group’s discretion to cease interest payments and a write-down of the principal upon the occurrence of certain events, including when the MUFG Group’s Common Equity Tier 1 ratio declines below 5.125%, when the MUFG Group is deemed to be at risk of becoming non-viable
or when the MUFG Group becomes subject to bankruptcy proceedings.
For the fiscal year ended March 31, 2021, the MUFG Group issued $4,500 million (approximately ¥498,195 million), €500 million (approximately ¥64,900 million) of bonds with an intent to count towards Total Loss-Absorbing Capacity (“TLAC”) to global institutional investors to meet the TLAC requirement under the standards issued by the Financial Stability Board. The MUFG Group is required to maintain external TLAC ratios of 16% on a risk-weighted assets basis and 6% on a leverage exposure basis as of March 31, 2021 and 18% on a risk-weighted assets basis and 6.75% on a leverage exposure basis from March 31, 2022.